20. Employees benefits (Tables)	12 Months Ended
Dec. 31, 2017
Employees Benefits Tables
Pension plan benefits
	December 31, 2017	December 31, 2016
Funded plan – G1 (i)
Present value of defined benefit obligations	2,319,841	2,465,721
Fair value of the plan assets	(1,931,380)	(1,712,551)

Net liabilities recognized for defined benefit obligations	388,461	753,170

Unfunded plan – G0 (iii)
Present value of defined benefit obligations	2,543,877	2,512,080

Net liabilities recognized for defined benefit obligations	2,543,877	2,512,080

Liability as per statement of financial position – pension obligations (*)	2,932,338	3,265,250

(Gains)/losses, due to changes in assumptions
	G1 Plan	G0 Plan	Total
As of December 31, 2017
Actuarial gains/(losses) on obligations	305,511	51,535	357,046
Gains/(losses) on financial assets	52,083	-	52,083
Total gains/(losses)	357,594	51,535	409,129
Deferred income tax and social contribution - G1 Plan	(121,582)	-	(121,582)
Valuation adjustments to equity	236,012	51,535	287,547

	G1 Plan	G0 Plan	Total
As of December 31, 2016
Actuarial gains/(losses) on obligations	(541,783)	(241,711)	(783,494)
Gains/(losses) on financial assets	192,458	-	192,458
Total gains/(losses)	(349,325)	(241,711)	(591,036)
Deferred income tax and social contribution - G1 Plan	118,770	-	118,770
Valuation adjustments to equity	(230,555)	(241,711)	(472,266)

	G1 Plan	G0 Plan	Total
As of December 31, 2015
Actuarial gains/(losses) on obligations	228,191	(24,224)	203,967
Gains/(losses) on financial assets	(136,389)	-	(136,389)
Total gains/(losses)	91,802	(24,224)	67,578
Deferred income tax and social contribution - G1 Plan	(31,212)	-	(31,212)
Valuation adjustments to equity	60,590	(24,224)	36,366

Reconciliation of defined benefit obligations
	2017	2016
Defined benefit obligation, beginning of the year	2,465,721	2,252,204
Current service cost	17,582	35,845
Interest cost	260,409	285,227
Actuarial (gains)/losses recorded as other comprehensive income	(305,511)	541,783
Effect of the plan migration – early reduction/curtailment	-	(525,992)
Benefits paid	(118,360)	(123,346)

Defined benefit obligation, end of the year	2,319,841	2,465,721

Fair value of plan
	2017	2016
Fair value of the plan’s assets, beginning of the year	1,712,551	1,586,930
Expected return on the plan assets	183,689	201,779
Expected Company’s contributions	48,742	23,046
Expected participants’ contributions	52,675	23,525
Benefits paid	(118,360)	(123,347)
Actuarial gains/(losses) recorded as other comprehensive income	52,083	192,458
Effect of the plan migration – early reduction/curtailment	-	(191,840)
Fair value of the plan’s assets, end of the year	1,931,380	1,712,551

(Deficit)/Surplus	(388,461)	(753,170)

Amounts recognized in income statement
	2017	2016	2015
Current service expenses	(35,093)	13,562	23,303
Interest cost rate	260,409	285,227	287,334
Expected return on the plan assets	(183,689)	(201,778)	(205,981)
Total expenses	41,627	97,011	104,656

Benefit plan expenses recognized by employer
Estimated expenses	2018
Service cost	15,228
Interest cost rates	213,201
Participants contribution	(37,659)
Net profitability on financial assets	(179,449)
Expense to be recognized by the employer	11,321

Actuarial assumptions
	2017	2016	2015

Discount rate – actual rate (NTN-B)	5.35% p.a.	5.74% p.a.	7.23% p.a.
Inflation rate	3.96% p.a.	4.87% p.a.	6.49% p.a.
Expected rate of return on assets	9.52% p.a.	10.89% p.a.	14.19% p.a.
Future salary increase	6.04% p.a.	6.97% p.a.	8.62% p.a.
Mortality table	AT-2000	AT-2000	AT-2000

Sensitivity analysis of benefit plans
Plan – G1	Change in assumption	Impact on present value of the defined benefit obligations
Discount rate	Increase of 1.0%	Decrease of R$ 257,172
	Decrease of 1.0%	Increase of R$ 309,440
Wage increase rate	Increase of 1.0%	Increase of R$ 33,484
	Decrease of 1.0%	Decrease of R$ 29,143
Life expectation	Increase of 1 year	Increase of R$ 40,729
	Decrease of 1 year	Decrease of R$ 41,838

Plan assets
		December 31, 2017	December 31, 2016
Fixed income
- NTNBs		1,064,935	997,027
- NTNCs		146,495	141,405
- NTNFs		-	5,803
Government bonds in own portfolio	(a)	1,211,430	1,144,235
Fixed income fund quotas	(b)	260,352	95,854
Private credit investment fund quotas	(c)	135,454	139,665
Debentures		3,902	3,940
Total fixed income		1,611,138	1,383,694

Equities
Stocks investment fund quotas	(d)	195,459	180,721
Shares		3,903	15,467
Total equities		199,362	196,188

Structured investments
Equity investment fund quotas	(e)	86,193	76,680
Real estate investment fund quotas	(f)	27,170	18,428
Multimarket investment fund quotas	(g)	-	31,195
Total structured investments		113,363	126,303

Other	(h)	7,517	6,366

Fair value of the plan assets		1,931,380	1,712,551

Defined benefit obligation
	2017	2016
Defined benefit obligation, beginning of the year	2,512,080	2,166,942
Current interest expense and service costs	262,873	282,117
Actuarial (gains)/losses recorded as other comprehensive income	(51,535)	241,711
Benefits paid	(179,541)	(178,690)

Defined benefit obligation, end of the year	2,543,877	2,512,080

Amounts recognized in income statement
	2017	2016	2015

Current interest expense and service costs	262,873	282,117	248,054
Amount received from GESP (undisputed amount)	(95,191)	(96,709)	(87,232)
Total expenses	167,682	185,408	160,822

Expense related to defined benefit plan
Estimated expenses	2018

Interest cost rate	232,248
Expense to be recognized	232,248

Main actuarial assumptions used
	2017	2016	2015

Discount rate – actual rate (NTN-B)	5.30% p.a.	5.71% p.a.	7.25% p.a.
Inflation rate	3.96% p.a.	4.87% p.a.	6.49% p.a.
Future salary increase	6.04% p.a.	6.97% p.a.	8.62% p.a.
Mortality table	AT-2000	AT-2000	AT-2000

Actuarial assumptions unfunded plan
Plan – G0	Changes in assumption	Impact on present value of the defined benefit obligations
Discount rate	Increase of 1.0%	Decrease of R$ 227,083
	Decrease of 1.0%	Increase of R$ 267,435
Wages growth rate	Increase of 1.0%	Increase of R$ 273,937
	Decrease of 1.0%	Decrease of R$ 235,976
Life expectation	Increase of 1 year	Increase of R$ 73,736
	Decrease of 1 year	Decrease of R$ 74,033